Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASES

13.	LEASES

As of June 30, 2019, the Company has two operating leases for office and manufacturing space which are further described below in Footnote #14 and no financial leases. The impact of ASU No. 2016-02 ("Leases (Topic 842)" on our consolidated balance sheet beginning January 1, 2019 was through the recognition of ROU assets and lease liabilities for operating leases. Amounts recognized at January 1 and March 1, 2019 for operating leases are as follows:

January 1, 2019
ROU Assets	$116,876
Lease liability	$116,876

March 1, 2019
ROU Assets	$72,887
Lease liability	$72,887

The Company elected the practical expedient under ASU 2018-11 "Leases: Targeted Improvements" which allows the Company to apply the transition provision for Topic 842 at the Company's adoption date instead of at the earlies comparative period presented in the financial statements. Therefore, the Company recognized and measured leases existing at January 1, 2019 but without retrospective application. In addition, the Company elected the optional practical expedient permitted under the transition guidance which allows the Company to carry forward the historical accounting treatment for existing lease upon adoption. No impact was recorded to the income statement or beginning retained earnings for Topic 842.

The leased properties have a remaining lease term of nineteen months to thirty-seven months as of January 1, 2019. Neither lease has an option to extend beyond the stated termination date.

Beginning January 1, 2019, operating ROU assets and operating lease liabilities are recognized based on the present value of lease payments, including annual rent increases, over the lease term at commencement date. Operating leases in effect prior to January 1, 2019 were recognized at the present value of the remaining payments on the remaining lease term as of January 1, 2019. Because neither of our leases included an implicit rate of return, we used our incremental secured borrowing rate based on lease term information available as of the adoption date or lease commencement date in determining the present value of lease payments. The incremental borrowing rate on the Jacksonville lease is 5.9% and the incremental borrowing rate on the Holly Hill lease is 5.5%.

Other information related to our operating leases are as follows:

June 30, 2019
ROU Asset – January 1, 2019	$116,876
Increase	$72,887
Amortization	$(43,121)
ROU Asset – June 30, 2019	$146,642

Lease liability – January 1, 2019	$116,876
Increase	$72,887
Amortization	$(42,373)
Lease liability – June 30, 2019	$147,390

Lease liability – short term	$97,445
Lease liability – long term	$49,945
Lease liability – total	$147,390

As of June 30, 2019, our operating leases had a weighted average remaining lease term of 1.83 years and a weighted average discount rate of 5.72%.

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the lease liabilities recorded on the Consolidated Balance Sheet as of June 30, 2019:

Operating Leases
Amounts due within twelve months of June 30,

2019	$102,656
2020	32,280
2021	19,695
2022	-
2023	-
thereafter	-
Total minimum lease payments	154,631
Less: effect of discounting	7,241
Present Value of future minimum lease payments	147,390
Less: current obligations under leases	97,445
Long-term lease obligations	$49,945